STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING OCTOBER 31, 1999

           The BlackRock North American Government Income Trust Inc.

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                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
  10/4/99              BNA                40,000           $10.0625             $11.59             PAINEWEBBER
  10/4/99              BNA                10,000           $10.0625             $11.59             PAINEWEBBER
  10/6/99              BNA                20,000           $10.0625             $11.59             PAINEWEBBER
  10/7/99              BNA                19,600           $10.0000             $11.47             PRUDENTIAL
 10/15/99              BNA                 5,000           $ 9.8125             $11.26             PAINEWEBBER
 10/15/99              BNA                50,100           $ 9.8750             $11.26             PAINEWEBBER


REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement November 4, 1999
                  ----------------